Fees and Expenses - Quadratic Interest Rate Volatility and Inflation Hedge ETF	Mar. 30, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]
1.	The “Fees and Expenses of the Fund” and “Example” sections of the Fund’s Prospectus are deleted and replaced with the following:

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees*	0.00%
Acquired Fund Fees and Expenses	0.02%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver**	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

*	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
**	Krane has contractually agreed to waive its management fee by 0.04% of the Fund’s average annual net assets (the “Fee Waiver”). The Fee Waiver will continue until August 1, 2028, and may only be terminated prior thereto by the Board. The expense information in the table has been restated to reflect the foregoing waiver arrangement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$100	$315	$552	$1,231